Related Party Transaction (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014
Series E preferred shares issued for services	$ 10,000
Landor Investment Corp [Member]
Series E Preferred Stock, Issued			1,000,000
Series E preferred shares issued for services			$ 10,000
Series E Preferred Stock, stated value			$ 0.01